Assets And Liabilities Classified As Held For Sale; Profit (Loss) From Discontinued Operations - Schedule of Assets and Liabilities Classified as Held for Sale (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Results of discontinued operations
NET REVENUE	R$ 22,266	R$ 21,712	R$ 18,773
Income before finance income (expenses) and taxes	2,496	2,642	1,804
Income before income and social contribution taxes	1,978	1,646	367
Current income and social contribution taxes	(583)	(446)	(174)
Deferred income and social contribution taxes	(16)	R$ (198)	R$ 141
Net income	363
Telecom assets [member]
Results of discontinued operations
NET REVENUE	119
Gain on disposal of assets	378
Income before finance income (expenses) and taxes	438
Finance income	1
Income before income and social contribution taxes	439
Current income and social contribution taxes	(145)
Deferred income and social contribution taxes	(4)
Net income	290
Telecom assets [member] | Outsourced services [member]
Results of discontinued operations
Operational expenses	(23)
Telecom assets [member] | Depreciation and amortisation [member]
Results of discontinued operations
Operational expenses	(15)
Telecom assets [member] | Other operating expenses [member]
Results of discontinued operations
Operational expenses	R$ (21)